Equity - Summary of Capital Surplus (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of classes of share capital [abstract]
Issuance of ordinary shares	$ 16,049,286	$ 578,561	$ 13,548,426
Merger by share exchange	117,693,658	4,242,742	117,693,658
Difference between consideration and the carrying amount of the subsidiaries' net assets during actual disposal or acquisition	3,240,987	116,835	3,240,987
Exercised employee share options	2,362,951	85,182	1,617,254
Treasury share transactions	816,186	29,422	510,449
Expired share options (Note 28)	645,903	23,284	645,903
Capital surplus deficit distributed as cash dividends	140,808,971	5,076,026	137,256,677
Changes in percentage of ownership interest in subsidiaries	1,451	52	1,451
Share of changes in capital surplus of associates	10,706	386	41,239
Dividends that the claim period has elapsed and unclaimed by shareholders	5,183	187	3,550
Capital surplus offset deficit	17,340	625	46,240
Employee share options	1,442,132	51,988	1,894,952
Employee restricted stock awards	1,193,782	43,034	0
Others	230,943	8,326	569,681
Capital surplus for other purpose	2,866,857	103,348	2,464,633
Capital surplus	$ 143,693,168	$ 5,179,999	$ 139,767,550